Capital management - Additional information (Details) - Departure From Requirement Of IFRS [Member] - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital management [table]
Common equity Tier 1 required		10.51%
Maximum Distributable Amount trigger level percentage		10.51%
Maximum distributable amount, management basis points buffer		2.00%
Dividend pay-out ratio		50.00%
Resilient net profit		€ 4,776
Resilient net profit reserved for distribution outside CET1 capital reflicecting distribution policy		2,388
Resilient net profit reserved for distribution outside CET1 capital		€ 1,568
Common equity Tier 1 ratio		15.90%
CET1, ambition		12.50%
Tier 1 ratio - including grandfathered securities		18.10%
Decrease in Fully- loaded common equity Tier 1 ratio		21.00%	20.10%
Proposed cash dividend, per ordinary share		€ 0.41	€ 0.27
Interim dividend paid	€ 820	€ 2,388
Tier 1 minimum requirements		6.00%
Total capital ratio required		8.00%
MDA Trigger, CET1		10.51%
MDA Trigger, Tier 1 Capital		12.34%
MDA Trigger, total capital		14.78%
Share buyback programme authorized		€ 1,744
Total Pillar II Requirement Percent		1.75%
Percent of programme completed by year end		92.00%
Pillar 1 requirement [member]
Disclosure of Capital management [table]
Common equity Tier 1 required		4.50%
Pillar 2 requirement [member]
Disclosure of Capital management [table]
Common equity Tier 1 required		0.98%
Capital Conservation Buffer [member]
Disclosure of Capital management [table]
Common equity Tier 1 required		2.50%
Countercyclical Buffer [member]
Disclosure of Capital management [table]
Common equity Tier 1 required		0.03%
O-SII [member]
Disclosure of Capital management [table]
Common equity Tier 1 required		2.50%